Stockholders' Equity (Tables) - VELODYNE LIDAR, INC AND SUBSIDIARIES	6 Months Ended
Jun. 30, 2020
Stockholders' Equity
Summary of the combined stock option activity under the Company's equity plans

A summary of the combined stock option activity under the Company’s equity plans during 2017, 2018, 2019 and the six months ended June 30, 2020 (unaudited) is as follows:

			Weighted Average
		Weighted	Remaining
		Average	Contractual Life
	Shares	Exercise Price	(Years)
Option:
Options outstanding as of December 31, 2016	2,500,000	$0.37	2.09
Granted	257,674	18.76
Forfeited	(154,341)	18.19
Options outstanding as of December 31, 2017	2,603,333	1.13	1.34
Granted	—
Forfeited	—
Options outstanding as of December 31, 2018	2,603,333	1.13	0.22
Granted	—
Forfeited	(28,125)	21.08
Expired	(2,521,875)	0.55
Options outstanding as of December 31, 2019	53,333	18.24	0.49
Granted (unaudited)	150,000	16.84
Options outstanding as of June 30, 2020 (unaudited)	203,333	17.21	3.43

Summary of RSA and RSU activities under the Company's equity plans

A summary of RSA and RSU activities under the Company’s equity plans is as follows:

		Weighted Average
		Grant Date Fair
	Shares	Value Per Share
RSA:
RSAs outstanding as of December 31, 2016	1,675,000	$4.09
Forfeited	(270,443)	4.09
RSAs outstanding as of December 31, 2017	1,404,557	4.09
Forfeited	—
RSAs outstanding as of December 31, 2018	1,404,557	4.09
Forfeited	—
RSAs outstanding as of December 31, 2019	1,404,557	4.09
Forfeited (unaudited)	—
RSAs outstanding as of June 30, 2020 (unaudited)	1,404,557	4.09
RSU:
RSUs outstanding as of December 31, 2016	—
Granted	1,954,639	$19.74
Forfeited	(283,970)	18.58
RSUs outstanding as of December 31, 2017	1,670,669	19.94
Granted	932,444	23.73
Forfeited	(416,198)	20.40
RSUs outstanding as of December 31, 2018	2,186,915	21.47
Granted	1,473,912	28.89
Forfeited	(413,475)	24.39
RSUs outstanding as of December 31, 2019	3,247,352	24.46
Granted (unaudited)	1,073,045	16.84
Forfeited (unaudited)	(210,536)	25.82
RSUs outstanding as of June 30, 2020 (unaudited)	4,109,861	22.40
PRSU:
PRSUs outstanding as of December 31, 2019	—
Granted	375,000	$4.04
PRSUs outstanding as of June 30, 2020	375,000	4.04

Schedule of weighted average grant date fair value for options and the assumptions used as inputs for the Black-Scholes option pricing model

The following table sets forth the weighted average grant date fair value for options and the assumptions used as inputs for the Black-Scholes option pricing model:

	Year Ended	Six Months Ended
	December 31, 2017	June 30, 2020
Weighted average grant date fair value of options	$8.09	$6.16
Expected term, in years	5.14	5.55
Expected volatility	47.23%	39.82%
Risk-free interest rate	1.88%	0.371%
Expected dividend yield	—	—

Schedule of weighted average grant date fair value for options and the assumptions used as inputs for the Monte Carlo simulation model

The following table sets forth the weighted average grant date fair value for PRSUs and the assumptions used as inputs for the Monte Carlo simulation model:

Six Months Ended
June 30, 2020
Weighted average grant date fair value of PRSUs	$4.04
Expected term, in years	2.59
Expected volatility	45.00%
Risk-free interest rate	0.18%
Expected dividend yield	—

Schedule of stock-based compensation expense

The following table presents stock-based compensation expense included in the Company’s consolidated statements of operations (in thousands):

				Six Months Ended
	Year Ended December 31,			June 30,
	2017	2018	2019	2019	2020
				(unaudited)
Research and development	$156	$93	$97	$48	$21
General and administrative	78	114	38	38	135
Total stock-based compensation expense	$234	$207	$135	$86	$156